NON-CURRENT PREPAYMENTS	12 Months Ended
Dec. 31, 2013
NON-CURRENT PREPAYMENTS

11. NON-CURRENT PREPAYMENTS

During the year ended December 31, 2012, the Group paid upfront payments of RMB30,000 (US$4,815) to certain mobile phone service providers as a form of sales incentives in exchange for an exclusive channel for billing and collection services (the “Channel”) offered by the mobile service providers to mobile phone game players who purchase the Group’s in-game premium features. The upfront payments are amortized over the useful life of the Channels, which is estimated to be 5 to 6 years depending on the historical relationship between the Group and the mobile phone service providers. The Group accounts for the sales incentives as a reduction of revenues in accordance with ASC 605-50, Revenue Recognition: Customer Payments and Incentives. For the years ended December 31, 2012 and December 31, 2013, upfront payments amounting to RMB1,400 and RMB5,600 (US$925), respectively, were amortized and recognized as a reduction of revenues in the consolidated statements of comprehensive income. As of December 31, 2012 and 2013, the unamortized portion of the upfront payments amounting to RMB28,600 and RMB23,000 (US$3,799), respectively, was classified as non-current prepayments on the consolidated balance sheets.